Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	INSPIRA TECHNOLOGIES OXY B.H.N. LTD.
Trading Symbol	IINN
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	11,338,940
Amendment Flag	false
Entity Central Index Key	0001837493
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40303
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Ha-Tidhar St
Entity Address, City or Town	Ra’anana
Entity Address, Postal Zip Code	4366504
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ziv Haft
Auditor Firm ID	1185
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	2 Ha-Tidhar St
Entity Address, City or Town	Ra’anana
Entity Address, Postal Zip Code	4366504
Entity Address, Country	IL
City Area Code	972.4
Local Phone Number	6230333
Contact Personnel Name	Dagi Ben-Noon